EXPENSES BY NATURE - Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Employee costs	$ (26,830)	$ (20,595)	$ (24,451)
Amortization costs intangible assets	(218)	(55)	(132)
Impairment losses intangible assets	(253)	0	(4,992)
Depreciation Property, plant and equipment and right of use assets	(1,636)	(1,602)	(3,152)
Direct Operating Expenses	(36,226)	(27,107)	(33,190)
Other indirect research and development costs	(3,751)	(3,172)	(4,452)
Total research and development costs	$ (68,914)	$ (52,531)	$ (70,369)